Note 2 - Summary of Significant Accounting Policies: Use of Estimates (Policies)	4 Months Ended
Oct. 09, 2020
Since Inception
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities during the reporting period. Actual results could differ from those estimates.